SEGMENT INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Clinical trials and other services from R&D-related service providers		$ 1,893	$ 2,480
Payroll and related expenses, other than share-based compensation		2,385	1,199
Share-based compensation expenses		5,862	130
Depreciation		25	45
Other segment expenses	[1]	2,406	827
OPERATING LOSS		12,571	4,681
Interest income		28	153
Interest expense		(27)	0
Other financing expense, net		3,939	548
Income taxes		10	32
Net loss		(16,519)	(5,108)
Assets		2,863	5,256
Expenditures for segment assets		$ (22)	$ (12)

[1]	Other segment expenses include mainly general and administrative-related expenses, such as payments to advisors and consultants, office lease expenses and maintenance, HR and legal expenses.